Cover	Oct. 17, 2022
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 17, 2022
Entity File Number	001-39796
Entity Registrant Name	SomaLogic, Inc.
Entity Central Index Key	0001837412
Entity Tax Identification Number	85-4298912
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	2945 Wilderness Place
Entity Address, City or Town	Boulder
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80301
City Area Code	303
Local Phone Number	625-9000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Class A common stock, $0.0001 par value per share
Title of 12(b) Security	Class A common stock, $0.0001 par value per share
Trading Symbol	SLGC
Warrants, each exercisable for one share of Class A common stock at an exercise price of $11.50 per share
Title of 12(b) Security	Warrants, each exercisable for one share of Class A common stock at an exercise price of $11.50 per share
Trading Symbol	SLGCW